FAIR VALUE MEASUREMENTS - Assumptions Used in Measurement of Earnouts (Details)	Mar. 31, 2022	Dec. 31, 2021	Sep. 20, 2021
Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	4.48	4.72
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	5.09	4.5
Expected stock price volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	70	65
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	2.4	1.2
Expected dividends
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0	0
Fair Value (per Earnout)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	3.57	2.8
Employee And Non-Employee Earnouts | Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input			5
Employee And Non-Employee Earnouts | Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input			11.2
Employee And Non-Employee Earnouts | Expected stock price volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input			35
Employee And Non-Employee Earnouts | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input			0.8
Employee And Non-Employee Earnouts | Expected dividends
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input			0
Employee And Non-Employee Earnouts | Fair Value (per Earnout)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input			8.94
Non-employee Earnouts | Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		4.72
Non-employee Earnouts | Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		4.5
Non-employee Earnouts | Expected stock price volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		65
Non-employee Earnouts | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		1.2
Non-employee Earnouts | Expected dividends
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		0
Non-employee Earnouts | Fair Value (per Earnout)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		2.8